Income tax and social contribution (Details 1) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax
Included in the statement of income		R$ (126,331)	R$ 10,280
Deferred tax		(132,125)	(5,794)	R$ (16,074)
Tax losses
Deferred tax
Included in the statement of income		1,424	436
Deferred tax		2,911	1,487	1,051
Tax credit
Deferred tax
Included in the statement of income		(712)	(721)
Deferred tax		2,173	2,885	3,606
Technological inovation
Deferred tax
Included in the statement of income	[1]	(41,987)	(16,814)
Deferred tax	[1]	(83,179)	(41,192)	(24,378)
Other temporary differences - ASSETS
Deferred tax
Included in the statement of income		32,073	28,995
Deferred tax		64,715	32,642	R$ 3,648
Other Temporary Differences - LIABILITY
Deferred tax
Included in the statement of income		(117,129)	(1,616)
Deferred tax		R$ (118,745)	R$ (1,616)

[1]	The main temporary differences representing the balance of the deferred tax liability refers to the benefit granted by the Technological Innovation Law (Lei do Bem).